Property and Equipment, Net	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
9.	PROPERTY AND EQUIPMENT, NET

Property and equipment, including those held under capital leases, consist of the following:

	December 31,
	2015	2016
	RMB	RMB	US$
At cost:
Property	439,480	490,430	70,637
Leasehold improvements	398,473	666,051	95,931
Computer and network equipment	2,556,403	2,926,278	421,472
Optical fibers	207,423	207,423	29,875
Office equipment	19,554	19,591	2,822
Motor vehicles	8,289	8,144	1,173

	3,629,622	4,317,917	621,910
Less: accumulated depreciation	(1,088,684)	(1,342,041)	(193,294)
Impairment	—	(238,144)	(34,300)

	2,540,938	2,737,732	394,316
Construction-in-progress	1,112,133	1,043,881	150,350

	3,653,071	3,781,613	544,666

Depreciation expense was RMB278,986, RMB402,035 and RMB480,105 (US$69,150) for the years ended December 31, 2014, 2015 and 2016, respectively, and were included in the following captions:

	For the years ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Cost of revenues	225,680	328,217	397,014	57,182
Sales and marketing expenses	3,397	5,670	3,759	541
General and administrative expenses	19,433	29,753	45,746	6,590
Research and development expenses	30,476	38,395	33,586	4,837

	278,986	402,035	480,105	69,150

The carrying amounts of the Company’s property and equipment held under capital leases at respective balance sheet dates were as follows:

	December 31,
	2015	2016
	RMB	RMB	US$
Property	365,353	365,353	52,622
Computer and network equipment	289,346	431,948	62,213
Optical fibers	207,423	207,423	29,875

	862,122	1,004,724	144,710
Less: accumulated depreciation	(138,608)	(238,765)	(34,389)

	723,514	765,959	110,321
Construction-in-progress	142,671	35,906	5,172

	866,185	801,865	115,493

Depreciation of property, computer and network equipment and optical fibers under capital leases was RMB22,302, RMB64,371 and RMB100,157 (US$14,426), for the years ended December 31, 2014, 2015 and 2016, respectively.

The carrying amounts of property, computer and network equipment and construction-in-progress pledged by the Group to secure banking borrowings (Note 14) granted to the Group at the respective balance sheet dates were as follows:

	December 31,
	2015	2016
	RMB	RMB	US$
Property	22,118	7,938	1,143
Computer and network equipment	37,167	31,506	4,538
Construction-in-progress	—	318,259	45,839